Leases - Company's Right-of-Use Asset (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Balance at beginning of the period	$ 1,278	$ 1,382
Additions	533	599
Disposals	(44)	(112)
Depreciation	(662)	(596)	$ (555)
Hyperinflationary economies effect	14	14
Indexation effect	383	145
Effects of changes in foreign exchange rates	(30)	(154)
Balance at end of the period	$ 1,472	$ 1,278	$ 1,382